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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall          Chief Operating Officer               (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                August 13, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total: $1,265,934
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                  Group, Inc.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS, INC.       COMMON          002535201  13,499      523,200             X            1            0     433,700    89,500
AIRGAS INC              COMMON          009363102  29,698    1,773,000             X            1            0   1,463,000   310,000
ALBANY INTERNATIONAL    COMMON          012348108  20,397      744,400             X            1            0     611,500   132,900
AMB PROPERTY CORP       COMMON          00163T109  14,130      501,600             X            1            0     445,100    56,500
AMERICAN FINANCIAL RE   COMMON          02607P305   1,193       80,000             X            1            0      70,900     9,100
APRIA HEALTHCARE GROU   COMMON          037933108  14,468      581,500             X            1            0     476,100   105,400
BANK HAWAII CORP        COMMON          062540109  19,111      576,500             X            1            0     475,200   101,300
BEARINGPOINT INC        COMMON          074002106  26,971    2,794,900             X            1            0   2,306,400   488,500
BORDERS GROUP INC       COMMON          099709107  13,641      774,600             X            1            0     634,300   140,300
BRANDYWINE REALTY TRU   COMMON          105368203  12,591      511,400             X            1            0     453,200    58,200
CEC ENTERTAINMENT INC   COMMON          125137109  14,997      406,100             X            1            0     332,900    73,200
CERIDIAN CORP           COMMON          156779100  17,169    1,011,700             X            1            0     834,800   176,900
COMMERCE BANCSHARES I   COMMON          200525103  32,188      827,027             X            1            0     681,667   145,361
CRANE CO                COMMON          224399105  16,579      732,600             X            1            0     600,100   132,500
D R HORTON INC          COMMON          23331A109  12,316      438,300             X            1            0     358,900    79,400
DAVITA INC COM          COMMON          23918K108  19,935      744,400             X            1            0     610,900   133,500
DEL MONTE FOODS CO.     COMMON          24522P103  18,801    2,126,800             X            1            0   1,764,900   361,900
DELPHI FINANCIAL GROU   COMMON          247131105  31,923      682,108             X            1            0     564,000   118,108
ELECTRONICS FOR IMAGI   COMMON          286082102  22,145    1,096,300             X            1            0     908,100   188,200
FAIRCHILD SEMICONDUCT   COMMON          303726103  16,404    1,282,600             X            1            0   1,050,200   232,400
FIRST NIAGARA FINANCI   COMMON          33582V108  19,179    1,377,793             X            1            0   1,127,159   250,633
FLOWSERVE CORP          COMMON          34354P105  22,719    1,155,000             X            1            0     958,200   196,800
FURNITURE BRANDS INTE   COMMON          360921100  32,187    1,233,200             X            1            0   1,019,600   213,600
GENESEE & WYO INC       COMMON          371559105  11,307      549,700             X            1            0     449,400   100,300
HANCOCK FABRICS INC C   COMMON          409900107  13,644      844,800             X            1            0     700,400   144,400
HCC INSURANCE HLDGS I   COMMON          404132102  19,386      655,600             X            1            0     536,800   118,800
HEALTH NET INC COM      COMMON          42222G108  36,571    1,109,900             X            1            0     917,300   192,600
HUGHES SUPPLY INC.      COMMON          444482103  15,667      451,500             X            1            0     370,000    81,500
IDEX CORP.              COMMON          45167R104  20,135      555,600             X            1            0     459,600    96,000
INFINITY PPTY & CAS C   COMMON          45665Q103  25,683    1,123,979             X            1            0     930,361   193,618
INTERNATIONAL RECTIFI   COMMON          460254105  17,822      664,500             X            1            0     551,900   112,600
INTERPOOL, INC.         COMMON          46062R108  15,218      926,800             X            1            0     756,300   170,500
IPC HLDGS LTD           COMMON          G4933P101  18,595      554,900             X            1            0     454,300   100,600
ISTAR FINL INC          COMMON          45031U101  39,442    1,080,600             X            1            0     891,800   188,800
KEMET CORP              COMMON          488360108  14,122    1,398,200             X            1            0   1,162,000   236,200


KENNAMETAL INC.         COMMON          489170100  22,229      656,900             X            1            0     543,000   113,900
KEY ENERGY SVCS INC C   COMMON          492914106  16,884    1,575,000             X            1            0   1,296,300   278,700
LANDSTAR SYSTEM, INC.   COMMON          515098101   8,183      130,798             X            1            0     106,692    24,106
MARTIN MARIETTA MATLS   COMMON          573284106   4,843      144,100             X            1            0     117,500    26,600
MCG CAP CORP            COMMON          58047P107  16,033    1,104,930             X            1            0     905,044   199,886
METTLER-TOLEDO INTL I   COMMON          592688105  10,962      299,100             X            1            0     244,800    54,300
MICHAELS STORES INC.    COMMON          594087108  19,609      515,200             X            1            0     425,200    90,000
MINERALS TECHNOLOGIES   COMMON          603158106  27,765      570,600             X            1            0     471,900    98,700
MONACO COACH CORP.      COMMON          60886R103  17,239    1,124,500             X            1            0     929,650   194,850
MOORE WALLACE INC       COMMON          615857109  20,373    1,387,800             X            1            0   1,146,100   241,700
MSC INDUSTRIAL DIRECT   COMMON          553530106  18,070    1,009,500             X            1            0     834,000   175,500
NEWFIELD EXPLORATION    COMMON          651290108  12,861      342,500             X            1            0     283,500    59,000
PARK ELECTROCHEMICAL    COMMON          700416209  12,989      651,100             X            1            0     533,000   118,100
PIER 1 IMPORTS, INC.    COMMON          720279108  13,344      654,100             X            1            0     535,800   118,300
POLARIS INDUSTRIES IN   COMMON          731068102  26,224      427,100             X            1            0     354,600    72,500
PROQUEST CO COM         COMMON          74346P102  11,878      460,400             X            1            0     377,000    83,400
PROVIDENT FINL GROUP    COMMON          743866105  20,479      795,310             X            1            0     659,310   136,000
RAYMOND JAMES FINANCI   COMMON          754730109  14,112      427,000             X            1            0     349,100    77,900
REINSURANCE GROUP OF    COMMON          759351109  14,811      461,400             X            1            0     377,800    83,600
RELIANCE STEEL & ALUM   COMMON          759509102  10,868      525,000             X            1            0     429,900    95,100
REMINGTON OIL & GAS C   COMMON          759594302  12,342      671,500             X            1            0     549,200   122,300
RUBY TUESDAY INC.       COMMON          781182100  31,439    1,271,300             X            1            0   1,051,400   219,900
SCHOOL SPECIALTY INC.   COMMON          807863105  30,446    1,079,247             X            1            0     892,638   186,609
SCOTTISH ANNUITY & LI   COMMON          G7885T104  24,846    1,229,400             X            1            0   1,016,100   213,300
SCOTTS CO               COMMON          810186106  19,127      386,400             X            1            0     316,300    70,100
SELECTIVE INSURANCE G   COMMON          816300107  16,552      660,742             X            1            0     547,034   113,708
SENSIENT TECHNOLOGIES   COMMON          81725T100  15,495      674,000             X            1            0     557,400   116,600
SPARTECH CORP.          COMMON          847220209  16,767      790,500             X            1            0     647,500   143,000
STAGE STORES INC        COMMON          85254C305  10,343      440,121             X            1            0     360,439    79,682
TECH DATA CORP.         COMMON          878237106  16,152      603,800             X            1            0     499,300   104,500
TORO CO. (THE)          COMMON          891092108  26,128      657,300             X            1            0     542,400   114,900
TRIAD GTY INC COM       COMMON          895925105   1,317       34,693             X            1            0      28,500     6,193
UNITED STATIONERS INC   COMMON          913004107  19,735      550,800             X            1            0     451,600    99,200
WERNER ENTERPRISES IN   COMMON          950755108  15,676      739,804             X            1            0     611,435   128,368
